Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S (Details) - 12 months ended Dec. 31, 2021	USD ($) $ / shares shares	kr / shares
Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S (Details) [Line Items]
Aggregate purchase shares	8,075,824
Common stock, par value | (per share)	$ 0.0001	kr 0.05
Exchange ratio description	The “exchange ratio” means the quotient of the number of Allarity A/S ordinary shares outstanding in Allarity A/S divided by fifty (50) or 0.02 shares of Delaware Common Stock for each Allarity A/S ordinary share issued and outstanding (as defined in the Reorganization Agreement), as of immediately prior to the effective time.
Liquidation expenses | $	$ 200
Allarity Therapeutics, Inc [Member]
Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S (Details) [Line Items]
Aggregate purchase shares	8,075,824
Converted Option [Member]
Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S (Details) [Line Items]
Exchange ratio description	At the effective time, each warrant (option) conferring the right to subscribe for Allarity A/S ordinary shares held by the officers, directors, employees and consultants (each, a “Compensatory Warrant”) that is outstanding immediately prior to the effective time, whether vested or unvested, was assumed by Allarity Delaware and converted into an option (each, a “Converted Option”) to purchase a number of shares of Common Stock equal to the product (rounded to the nearest whole number) of (a) the number of ordinary shares of Allarity A/S subject to such Compensatory Warrant immediately prior to the effective time multiplied by (b) the exchange ratio of 50 to 1, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Compensatory Warrant immediately prior to the effective time divided by (ii) the exchange ratio and then converted into U.S. dollars.